Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets [Member]
Value of Derivatives held as Cash Flow Hedges [line items]
Derivatives held as cash flow hedges	€ 37	€ 242
Liabilities [Member]
Value of Derivatives held as Cash Flow Hedges [line items]
Derivatives held as cash flow hedges	€ 3	€ 0